Note 7 - INVESTMENTS (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Note 7 - Investments Details Narrative
Gain of interest income	$ 101
Investment in subordinated debentures	360
Debentures fixed rate	4.375%
Debentures maturity date	Ten years but callable after five years
Dividend income	109
Unrealized loss on investments	$ 68